Off balance sheet commitments	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Off balance sheet commitments	Off balance sheet commitments
The off balance sheet commitments presented below are shown at their nominal value.
D.21.1. Off balance sheet commitments relating to operating activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2019		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	1,067	31	91	122	823
Irrevocable purchase commitments(c)
▪ given(d)	6,726	3,478	1,465	646	1,137
▪ received	(648)	(188)	(115)	(95)	(250)
Research and development license agreements - commitments given
▪ commitments related to R&D and other commitments(e)	784	500	264	9	11
▪ probable milestone payments(f)	3,040	203	936	876	1,025
Total - net commitments given (g)	10,969	4,024	2,641	1,558	2,746

(a)
Includes future variable lease payments not recognized in Lease liabilities as of December 31, 2019. The principal commitment on this line is a new lease in the United States that will commence in 2021.

(b)	Lease commitments given to joint ventures are immaterial as of December 31, 2019.

(c)
These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2018, irrevocable commitments amounted to €6,549 million given and €(175) million received.

(d)	Irrevocable purchase commitments given as of December 31, 2019 include €1,150 million of commitments to joint ventures.

(e)	Commitments related to R&D, and other commitments, amounted to €954 million as of December 31, 2018.

(f)
This line includes only contingent milestone payments on development projects in progress. The reduction relative to December 31, 2018 (when probable milestone payments amounted €3,241 million) is mainly due to the discontinuation of the collaboration with Lexicon.

(g)	This line excludes:
(i) commitments relating to projects in the research phase (€6.7 billion in 2019, €6.8 billion in 2018) and payments contingent upon the attainment of sales targets once a product is commercialized (€10.6 billion in 2019, €9.9 billion in 2018);
(ii) commitments received in respect of the additional profit-share of quarterly profits Sanofi is entitled to under the collaboration agreements on human therapeutic antibodies with Regeneron (see Note C.1.), provided this share of the quarterly profits is positive, not exceeding 10% of the share of the quarterly profits paid to Regeneron and up to 50% of Regeneron payment of cumulative development costs incurred by the parties in the collaboration. Such commitments received amount to €2.7 billion as of December 2019 (€2.5 billion, in 2018) relative to a cumulative development costs of €6.6 billion as of December 31, 2019 (comprising €3.5 billion 100% financed by Sanofi and €3.1 billion financed 80% Sanofi, 20% Regeneron); and
(iii) commitments received under other agreements amounting to €3.2 billion in 2019 (€2.4 billion in 2018), including discovery, development and commercialization agreements arising from (a) the acquisition of Ablynx on May 14, 2018 (see Note D.1.), amounting to €1.1 billion as of December 31, 2019 (€0.9 billion in 2018) and (b) the sale to Celgene of Sanofi's equity interest in Impact Biomedicines in January 2018, amounting to €0.5 billion as of December 31, 2019 (€0.6 billion in 2018).

Research and development license agreements
In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.
The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and probable contingent milestone payments regarded as reasonably achievable (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known or probable and for which there is a sufficiently reliable estimate).
The only major agreement entered into by Sanofi in 2019 is described below:
On July 23, 2019 Sanofi signed an agreement with Roche to obtain the exclusive over-the-counter (OTC) rights to Tamiflu® for the prevention and treatment of influenza (flu) in the US. Under the terms of the agreement, Sanofi will be responsible for leading FDA negotiations for the OTC switch and subsequent exclusive marketing, scientific engagement and distribution of Tamiflu® in the US consumer health care market. Tamiflu® is currently sold in the US for prescription use by Genentech, a member of the Roche Group.
Other major agreements entered into by Sanofi in prior years are described below:

▪
Regeneron (2018): (i) amendments to the 2015 Discovery and Preclinical Development Agreement and the License and Collaboration Agreement on human therapeutic antibodies; (ii) amendments to the 2015 Immuno-Oncology License and Collaboration Agreement on the development of cemiplimab (REGN2810); and (iii) limited waiver and amendment of the Amended and Restated Investor Agreement pursuant to a letter agreement (the “2018 Letter Agreement”); (see Note C.1.).

▪	AnaBios Corporation (2018): partnership agreement to develop and commercialize new treatments for irregular heartbeat, primarily atrial fibrillation.

▪
SK Chemicals (2018): partnership agreement between Sanofi Pasteur and SK Chemicals under which Sanofi acquired exclusive development and commercialization rights in the United States and Europe for vaccines derived from the cell-based technology developed by SK Chemicals.

▪
Revolution Medicines (2018): partnership agreement in oncology to jointly develop the principal candidate derived from Revolution Medicines biological research: RMC 4630, an inhibitor of SHP2, a cellular enzyme in the protein tyrosine phosphatase family that plays an important role in multiple forms of cancer.

▪
Translate Bio (2018): partnership agreement between Sanofi Pasteur and Translate Bio to develop messenger RNA (mRNA) vaccines derived from Translate Bio technology for five infectious disease pathogens, with an option to extend to additional pathogens. If that option is exercised, the total value of the transaction would rise to $805 million.

▪
Sangamo Therapeutics, Inc. (2018): agreement to research, develop, and commercialize therapeutics for hemoglobinopathies, in particular beta thalassemia and sickle cell disease, based on Sangamo’s gene therapy platform; this agreement was assumed by Sanofi on the acquisition of Bioverativ on March 8, 2018 (see Note D.1.).

▪
Denali Therapeutics Inc. (2018): collaboration agreement on the development of multiple molecules with the potential to treat a range of neurological and systemic inflammatory diseases. The two lead molecules are DNL747 in multiple sclerosis and amyotrophic lateral sclerosis, and DNL758 in systemic inflammatory diseases such as rheumatoid arthritis and psoriasis.

▪
Immunext (2017): agreement to develop a novel antibody to treat auto-immune diseases such as multiple sclerosis and lupus. Under the agreement, Sanofi acquired an exclusive worldwide license to INX-021, a monoclonal CD40L antibody currently in preclinical development. A second parallel agreement was signed to support clinical trials.

▪
MedImmune (a division of AstraZeneca) (2017): agreement to develop and commercialize a monoclonal antibody (MEDI8897) for the prevention of Respiratory Syncytial Virus (RSV) associated illness in newborns and infants.

▪
ImmunoGen (2017): amendment to the license and collaboration agreement signed in 2003. ImmunoGen granted Sanofi a fully paid and exclusive license to develop, manufacture and commercialize the full series of compounds developed by Sanofi using ImmunoGen technology.

▪
Principia Biopharma, Inc. (2017): license agreement to develop Principia’s Bruton’s tyrosine kinase (BTK) inhibitor (PRN2246), in the treatment of multiple sclerosis and, potentially, other central nervous system diseases.

▪	DiCE Molecules (2016): five-year global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi.

▪
Innate Pharma (2016): collaboration and licensing agreement to apply Innate Pharma’s new proprietary technology to the development of innovative bispecific antibody formats engaging natural killer (NK) cells to kill tumor cells through the activating receptor NKp46.

▪	BioNTech A.G. (2015): exclusive collaboration and license agreement to discover and develop up to five cancer immunotherapies.

▪
Evotec AG and Apeiron Biologics AG (2015): collaboration and license agreement to discover and develop first-in-class small molecule-based immuno-oncology therapies to treat solid and hematological cancers.

▪	Evotec International GmbH (2015): research collaboration to develop beta cell-modulating diabetes treatments, which may reduce or eliminate the need for insulin injections.

▪
Lead Pharma (2015): research collaboration and license agreement for the discovery, development and commercialization of small-molecule therapies directed against “ROR gamma t” nuclear hormone receptors to treat auto-immune diseases.

▪	Eli Lilly and Company (2014): agreement to pursue regulatory approval for non-prescription Cialis® (tadalafil).

▪
Ascendis (2010): licensing and patent transfer agreement on Transcon Linker and Hydrogel Carrier technology. The agreement enables Sanofi to develop, manufacture and commercialize products combining this technology with active molecules for the treatment of diabetes and related disorders.

▪	Regulus Therapeutics Inc. (2010): discovery, development and commercialization of novel micro-RNA therapeutics in fibrosis.
Sanofi and its alliance partners have decided to terminate the following agreements (the related commitments are no longer included in Sanofi’s off balance sheet disclosures as of December 31, 2019):

▪
On April 8, 2019, Sanofi and Alnylam concluded the research and option phase of the companies’ RNAi therapeutics alliance in rare genetic diseases. The material collaboration terms for patisiran, vutrisiran (ALNTTRsc02) and fitusiran, as previously announced, continue unchanged.

▪
In June 2019, Sanofi and Voyager Therapeutics Inc. decided to pursue their discovery, development and commercialization program for new gene therapies in various therapeutic fields outside the collaboration agreement signed in 2015, thereby bring an end to that collaboration.

▪
In July 2019, Sanofi withdrew from its collaboration and license agreement with Lexicon to develop and commercialize sotagliflozin, an investigational dual inhibitor of sodium-glucose cotransporters 1 and 2 (SGLT-1 and SGLT-2).

▪
In October 2019, Sanofi and Bicycle Therapeutics Ltd. ended their collaboration agreement of July 31, 2017 to discover, develop and commercialize innovative therapies for hemophilia and sickle cell disease.

▪	Sanofi and Thermalin, Inc. have terminated the worldwide collaboration agreement signed in 2017 to discover and develop novel engineered insulin analogs.

▪	Sanofi and Exelixis, Inc have terminated their global license agreement on XL765.
Other agreements
Sanofi has entered into two agreements, with Royalty Pharma (December 2014) and NovaQuest (December 2015), which have similar characteristics in that the partners jointly bear a portion of the remaining development costs of the project on a quarterly basis in return for royalties on future sales. These transactions are co-investments, whereby the partner acquires an interest in the jointly-developed product by providing funding towards the development program. Consequently, the amounts received by Sanofi will be recorded as a reduction in development costs, to the extent that the development costs incurred by Sanofi are recognized in profit or loss in accordance with the policies described in Note B.4.1. The commitments under these two agreements were altered by the following events that occurred in 2017:

▪	The products being developed under the December 2014 agreement with Royalty Pharma were launched in the United States and Europe, marking the end of the joint development programs.

▪
Sanofi announced the discontinuation of development on the Clostridium Difficile program on December 1, 2017, thereby cancelling any future commitments under the December 2015 joint development agreement with NovaQuest.

On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility is being made 50/50 by the two partners. In addition, Sanofi could pay Lonza in the region of €0.8 billion over the next fifteen years partly as its share of operating expenses and the cost of producing future batches, and partly to reserve capacity in the new facility.
In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2019), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.
No other agreement or amendment falling within this category was entered into during the year ended December 31, 2019.
D.21.2. Off balance sheet commitments relating to financing activities
Credit facilities
Undrawn credit facilities are as follows:

December 31, 2019	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	4,000	—	—

As of December 31, 2019, total credit facilities amounted to €8,000 million (versus €8,000 million as of December 31, 2018 and €8,010 million as of December 31, 2017, excluding the Animal Health business).
Guarantees
The table below shows the amount of guarantees given and received:

(€ million)	2019	2018	2017
Guarantees given:	3,103	3,010	2,986
▪ Guarantees provided to banks in connection with credit facilities	1,263	1,307	1,318
▪ Other guarantees given	1,840	1,703	1,668
Guarantees received	(703)	(190)	(181)

D.21.3. Off balance sheet commitments relating to Sanofi entities and business combinations
Off balance sheet funding commitments to associates and joint ventures are disclosed in Note D.6.
The maximum amount of contingent consideration relating to business combinations is disclosed in Note D.18.